Prepaid and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets
	June 30,	December 31,
	2025	2024
Prepaid insurance	$78,737	$196,843
Other prepaid expense	103,158	89,955
Prepaid stock-based payments	162,234	607,653
Security deposit	130,412	127,294
VAT receivable	33,062	162,930
	$507,603	$1,184,675